CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 185,836	$ 131,175	$ 165,712
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	55,602	49,929	34,201
Long-term investment impairment charge	3,353	0	0
Amortization of deferred charges	5,866	7,131	5,036
Amortization of seller's credit	(1,942)	(2,047)	(2,072)
Equity in earnings of associated companies	(43,492)	(50,902)	(50,413)
Gain on sale of assets and termination of charters	(47,386)	(8,468)	(28,104)
Gain on sale of investment in associated company	0	(4,064)	0
Adjustment of derivatives to market value	(7,780)	4,408	14,733
(Gain)/ loss on repurchase of bonds	122	(521)	13
Interest receivable in form of notes	(1,779)	0	0
Other, net	(543)	67	(248)
Changes in operating assets and liabilities
Trade accounts receivable	(7,787)	864	799
Due from related parties	(51,623)	29,113	15,282
Other receivables	(1,067)	1,921	1,949
Inventories	(97)	(744)	(390)
Prepaid expenses and accrued income	(190)	(218)	(150)
Trade accounts payable	774	232	441
Accrued expenses	3,206	2,589	(2,585)
Other current liabilities	(4,503)	3,196	(433)
Net cash provided by operating activities	86,570	163,661	153,771
Investing activities
Repayments from investments in direct financing and sales-type leases	58,571	204,874	174,946
Additions to newbuildings	(90,612)	(156,223)	(157,736)
Purchase of vessels	(76,936)	(151,562)	(33,575)
Proceeds from sale of vessels and termination of charters	100,733	71,461	39,500
Proceeds from sale of investment in associated company	0	37,048	0
Distribution from associated companies	0	0	435,000
Net amounts received from/(paid to) associated companies	56,443	56,702	(379,010)
Costs of other long-term investments	0	(50,000)	(648)
Purchase of available for sale securities	(13,890)	(23,763)	0
Redemption/ (placement) of restricted cash	0	5,601	(1,500)
Net cash provided by/(used in) investing activities	34,309	(5,862)	76,977
Financing activities
Shares issued, net of issuance costs	89,596	0	0
Payments in lieu of issuing shares for exercised share options	(1,477)	0	0
Repurchase of bonds	(28,096)	(23,230)	(11,917)
Proceeds from issuance of short-term and long-term debt	259,097	408,592	981,234
Repayments of short-term and long-term debt	(318,374)	(394,747)	(1,056,040)
Debt fees paid	(3,989)	(17,822)	(12,417)
Cash settlement of derivative instruments	0	0	(11,592)
Cash dividends paid	(152,009)	(122,644)	(117,235)
Net cash used in financing activities	(155,252)	(149,851)	(227,967)
Net (decrease)/increase in cash and cash equivalents	(34,373)	7,948	2,781
Cash and cash equivalents at start of the year	94,915	86,967	84,186
Cash and cash equivalents at end of the year	60,542	94,915	86,967
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 86,692	$ 94,228	$ 99,106